Revenues (Disaggregation of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	$ 1,288	$ 1,246	$ 3,510	$ 3,215	$ 4,235	$ 4,031	$ 3,679
Total revenues collected for pass-through expenses	372	346	1,100	1,012	1,351	1,212	1,085
Total operating revenues	1,660	1,592	$ 4,610	4,227	5,586	5,243	4,764
Percent of peak monthly demand			80.00%
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	856	841	$ 2,219	2,006	2,628	2,447	2,217
Distribution Base Revenues [Member] | Residential [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	479	493	1,166	1,044
Distribution Base Revenues [Member] | Large Commercial & Industrial [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	343	315	960	860
Distribution Base Revenues [Member] | Other Distribution Base Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	34	33	93	102
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	405	364	1,218	1,126	1,498	1,472	1,358
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	262	233	787	721	959	944	879
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	143	131	431	405	539	528	479
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	27	41	73	83	109	112	104
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	351	322	1,053	965	1,291	1,162	1,039
EECRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	$ 21	$ 24	$ 47	$ 47	$ 60	$ 50	$ 46